UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02280)

Exact name of registrant as specified in charter: Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust

The fund's portfolio
7/31/10 (Unaudited)

CONVERTIBLE BONDS AND NOTES (69.6%)(a)
	Principal amount	Value

Aerospace and defense (1.9%)
AAR CORP. 144A cv. sr. unsec. notes 2 1/4s, 2016	$4,700,000	$3,695,375
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	2,200,000	2,134,000
L-1 Identity Solutions, Inc. 144A cv. sr. unsec. notes
3 3/4s, 2027	2,370,000	2,298,900
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	2,700,000	3,928,500
		12,056,775

Automotive (1.9%)
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	3,945,000	6,038,612
TRW Automotive, Inc. 144A cv. company guaranty sr.
notes 3 1/2s, 2015	4,400,000	5,973,000
		12,011,612

Beverage (0.8%)
Molson Coors Brewing Co. cv. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2013	4,700,000	5,175,875
		5,175,875

Biotechnology (4.8%)
Amgen, Inc. cv. sr. unsec. notes 3/8s, 2013	4,400,000	4,411,000
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	5,300,000	4,591,125
Dendreon Corp. 144A cv. sr. unsec. sub. notes 4 3/4s,
2014	565,000	1,865,913
Kendle International, Inc. cv. sr. unsec. notes
3 3/8s, 2012	3,800,000	3,439,000
Theravance, Inc. cv. unsec. sub. notes 3s, 2015	5,900,000	5,273,125
United Therapeutics Corp. cv. sr. unsec. notes 1/2s,
2011	500,000	669,375
United Therapeutics Corp. 144A cv. sr. unsec. notes
1/2s, 2011	3,500,000	4,685,625
Viropharma, Inc. cv. sr. unsec. notes 2s, 2017	5,000,000	4,606,250
		29,541,413

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	4,728,000	4,646,678
		4,646,678

Cable television (1.4%)
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	6,400,000	8,888,000
		8,888,000

Chemicals (0.3%)
Ferro Corp. cv. sr. unsec. notes 6 1/2s, 2013	1,600,000	1,614,000
		1,614,000

Coal (1.6%)
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	3,243,000	3,310,779
James River Coal Co. 144A cv. sr. unsec. notes 4 1/2s,
2015	3,249,000	3,169,724
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	3,000,000	3,187,500
		9,668,003

Commercial and consumer services (3.1%)
Alliance Data Systems Corp. cv. sr. unsec. notes
1 3/4s, 2013	4,800,000	4,665,000
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	5,400,000	4,806,000
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	2,700,000	2,264,625
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	3,355,000
Priceline.com, Inc. 144A cv. sr. unsec. notes 1 1/4s,
2015	3,919,000	3,997,380
		19,088,005

Communications equipment (1.6%)
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	4,787,500
CIENA Corp. cv. sr. unsec. notes 1/4s, 2013	5,600,000	4,844,000
		9,631,500

Computers (1.9%)
EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013	700,000	943,250
EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013	5,800,000	7,815,500
TeleCommunication Systems, Inc. 144A cv. sr. unsec.

notes 4 1/2s, 2014	3,700,000	3,034,000
		11,792,750

Conglomerates (0.5%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	1,800,000	3,097,620
		3,097,620

Consumer (0.7%)
Stanley Works (The) cv. sr. unsec. unsub. notes FRN
zero %, 2012	4,231,000	4,564,403
		4,564,403

Consumer finance (1.0%)
Dollar Financial Corp. cv. sr. notes 3s, 2028	6,900,000	6,451,500
		6,451,500

Consumer services (1.4%)
Avis Budget Group, Inc. 144A cv. sr. notes 3 1/2s, 2014	4,950,000	5,110,875
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	3,863,000	3,370,468
		8,481,343

Containers (1.0%)
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. notes 3s, 2015	6,736,000	6,454,435
		6,454,435

Distribution (0.5%)
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	3,297,000	2,880,754
		2,880,754

Electrical equipment (0.6%)
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	2,484,000	3,687,250
		3,687,250

Electronics (5.6%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	3,800,000	3,771,500
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(zero %, 6/1/15) 2038 (STP)	3,617,000	3,422,586
Intel Corp. 144A cv. jr. sub. notes 3 1/4s, 2039	8,665,000	10,235,526
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
7/8s, 2012	7,800,000	7,146,750
Micron Technology, Inc. cv. sr. unsec. unsub. notes
1 7/8s, 2014	5,000,000	4,368,750
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	6,300,000	5,827,500
		34,772,612

Energy (oil field) (0.8%)
Cal Dive International, Inc. cv. sr. unsec. unsub.
notes 3 1/4s, 2025	3,600,000	3,150,000
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	1,807,500
		4,957,500

Energy (other) (0.5%)
Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014	3,000,000	3,206,250
		3,206,250

Financial (1.3%)
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	2,700,000	2,639,250
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	2,300,000	3,552,063
MGIC Investment Corp. cv. sr. notes 5s, 2017	1,698,000	1,723,640
		7,914,953

Food (0.8%)
Tyson Foods, Inc. cv. sr. unsec. notes 3 1/4s, 2013	4,035,000	4,902,525
		4,902,525

Gaming and lottery (0.7%)
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	3,970,000	4,409,876
		4,409,876

Health-care services (2.6%)
Fisher Scientific International, Inc. cv. company
guaranty sr. sub. notes 3 1/4s, 2024	2,800,000	3,314,500
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	2,900,000	2,939,875

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	3,300,000	3,118,500
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	5,100,000	4,354,125
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	2,493,000	2,237,468
		15,964,468

Insurance (0.7%)
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	3,700,000	4,514,000
		4,514,000

Investment banking/Brokerage (0.5%)
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	2,600,000	3,090,750
		3,090,750

Manufacturing (1.2%)
Griffon Corp. 144A cv. sub. notes 4s, 2017	2,658,000	3,020,551
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	3,445,000	4,340,700
		7,361,251

Media (0.9%)
Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s,
2031	10,300,000	5,253,000
		5,253,000

Medical technology (2.9%)
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	2,200,000	1,443,750
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13) 2037 (STP)	5,400,000	4,758,750
Invitrogen Corp. cv. sr. unsec. unsub. notes 1 1/2s,
2024	5,900,000	6,357,250
Medtronic, Inc. cv. sr. unsec. notes 1 5/8s, 2013	3,600,000	3,622,500
Medtronic, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2013	1,900,000	1,911,875
		18,094,125

Metals (3.0%)
Goldcorp, Inc. cv. sr. notes 2s, 2014 (Canada)	4,927,000	5,629,098
Newmont Mining Corp. cv. company guaranty sr. unsub.
notes 1 5/8s, 2017	3,000,000	4,035,000
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	2,450,000	2,774,625
U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	2,820,000	4,395,675
USEC, Inc. cv. sr. unsec. notes 3s, 2014	2,000,000	1,532,500
		18,366,898

Oil and gas (3.6%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	6,200,000	5,401,750
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/2s, 2037	9,400,000	7,567,000
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	4,890,000	4,657,725
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	4,500,000	4,764,375
		22,390,850

Pharmaceuticals (2.4%)
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	3,200,000	5,028,000
Teva Pharmaceutical Finance, LLC cv. company guaranty
sr. unsec. debs Ser. C, 1/4s, 2026 (Israel)	8,400,000	9,691,500
		14,719,500

Real estate (1.6%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	3,100,000	3,045,750
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	3,200,000	3,340,000
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	3,600,000	3,762,000
		10,147,750

Retail (2.2%)
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	4,100,000	3,244,125
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	3,200,000	3,068,000
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	4,400,000	4,119,500
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	500,000	468,125
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,185,000	2,866,500
		13,766,250

Semiconductor (1.0%)

Linear Technology Corp. cv. sr. unsec. unsub. notes
Ser. A, 3s, 2027	6,100,000	6,176,250
		6,176,250

Software (5.5%)
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	500,000	449,063
Cadence Design Systems, Inc. 144A cv. sr. unsec. notes
1 1/2s, 2013	3,100,000	2,784,188
Microsoft Corp. 144A cv. sr. unsec. notes zero %, 2013	3,961,000	4,055,074
Rovi Corp. 144A cv. sr. unsec. unsub. notes 2 5/8s,
2040	6,040,000	6,813,875
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	8,600,000	9,718,000
Symantec Corp. cv. sr. unsec. notes 1s, 2013	5,900,000	5,995,875
SYNNEX Corp. 144A cv. sr. notes 4s, 2018	4,100,000	4,525,375
		34,341,450

Technology (1.9%)
CACI International, Inc. cv. sr. unsec. sub. notes
2 1/8s, 2014	2,100,000	2,170,875
CACI International, Inc. 144A cv. sr. unsec. sub.
notes 2 1/8s, 2014	3,720,000	3,845,550
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	785,000	767,338
ON Semiconductor Corp. 144A cv. company guaranty sr.
unsec. sub. notes 2 5/8s, 2026	5,300,000	5,180,750
		11,964,513

Technology services (1.9%)
CSG Systems International, Inc. 144A cv. sr. unsec.
sub. notes 3s, 2017	3,138,000	3,110,543
Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes
3/4s, 2015	3,500,000	4,475,625
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	4,377,000	4,327,759
		11,913,927

Telecommunications (1.5%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	7,675,000	7,089,781
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	2,600,000	2,499,250
		9,589,031

Telephone (0.8%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	5,810,000	5,011,125
		5,011,125

Total convertible bonds and notes (cost $399,161,137)		$432,560,770

CONVERTIBLE PREFERRED STOCKS (20.7%)(a)
	Shares	Value

Automotive (1.0%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	136,200	$6,333,300
		6,333,300

Banking (4.7%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	8,700	7,993,125
Citigroup, Inc. $7.50 cv. pfd.	69,000	8,397,300
Huntington Bancshares Ser. A, 8.50% cv. pfd.	3,200	3,161,400
Seacoast Banking Corp. of Florida 144A 15.00% cv. pfd.	336	336,000
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9,175	8,945,625
		28,833,450

Combined utilities (1.7%)
El Paso Corp. 4.99% cv. pfd.	9,600	10,224,000
		10,224,000

Consumer finance (--%)
Federal National Mortgage Association Ser. 04-1,
5.375% cv. pfd.	100	275,000
		275,000

Electric utilities (2.2%)
Great Plains Energy, Inc. $6.00 cv. pfd.	95,439	5,836,095
PPL Corp. $4.75 cv. pfd. (NON)	135,500	7,505,345
		13,341,440

Food (1.6%)
Bunge, Ltd. 5.125% cum. cv. pfd.	9,300	4,654,743
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	510,505	5,452,193
		10,106,936

Health-care services (0.4%)

Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	74,200	2,736,125
		2,736,125

Insurance (2.3%)
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	51,500	3,461,315
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	245,423	6,012,864
XL Group, Ltd. $2.688 cv. pfd.	171,600	4,547,400
		14,021,579

Investment banking/Brokerage (--%)
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	13,400	20,100
		20,100

Media (1.2%)
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.	8,400	7,686,000
		7,686,000

Metals (1.0%)
Vale Capital II $3.375 cv. pfd. (Cayman Islands)	81,200	6,460,475
		6,460,475

Oil and gas (2.0%)
Apache Corp. Ser. D, $3.00 cv. pfd.	123,546	6,732,022
Whiting Petroleum Corp. $6.25 cum. cv. pfd	26,600	5,669,125
		12,401,147

Power producers (0.4%)
AES Trust III $3.375 cv. pfd.	59,600	2,749,050
		2,749,050

Real estate (0.8%)
Entertainment Properties Trust Ser. C, $1.438 cv. pfd.	257,700	4,719,466
		4,719,466

Telecommunications (1.4%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	150,000	8,663,250
		8,663,250

Total convertible preferred stocks (cost $137,191,086)		$128,571,318

COMMON STOCKS (5.7%)(a)
	Shares	Value

Banking (0.7%)
Bank of America Corp.	145,000	$2,035,800
Wells Fargo & Co.	78,700	2,182,351
		4,218,151

Biotechnology (0.6%)
Amgen, Inc. (NON)	56,700	3,091,851
Dendreon Corp. (NON)	21,300	700,983
		3,792,834

Cable television (0.5%)
DIRECTV Class A (NON)	81,500	3,028,540
		3,028,540

Chemicals (0.2%)
Celanese Corp. Ser. A	54,924	1,542,815
		1,542,815

Energy (other) (--%)
Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	3,125
		3,125

Insurance (0.6%)
Aflac, Inc.	69,900	3,438,381
		3,438,381

Investment banking/Brokerage (0.3%)
Goldman Sachs Group, Inc. (The)	13,900	2,096,398
		2,096,398

Medical technology (0.7%)
Medtronic, Inc.	122,900	4,543,613
		4,543,613

Metals (0.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B			46,778	3,346,498
				3,346,498

Regional Bells (0.6%)
Qwest Communications International, Inc.			607,400	3,437,884
				3,437,884

Telecommunications (1.0%)
NII Holdings, Inc. (NON)			85,600	3,206,576
Sprint Nextel Corp. (NON)			638,500	2,917,945
				6,124,521

Total common stocks (cost $37,378,427)				$35,572,760

CORPORATE BONDS AND NOTES (2.3%)(a)
			Principal amount	Value

Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015			$1,290,000	$1,348,050
Harrahs Operating Corp., Inc. 144A sr. notes 12 3/4s,
2018			1,310,000	1,273,975
Integra Telecom Holdings, Inc. 144A sr. notes 10 3/4s,
2016			1,310,000	1,316,550
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)			1,265,000	1,340,900
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)			4,020,000	3,296,400
Provident Funding Associates 144A sr. notes 10 1/4s,
2017			1,305,000	1,331,100
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017			1,320,000	1,323,300
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015			2,900,000	3,364,000

Total corporate bonds and notes (cost $14,486,131)				$14,594,275

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	$0.01	1,085,630	$217,126

Total warrants (cost $217,126)				$217,126

SHORT-TERM INVESTMENTS (1.4%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)			8,469,800	$8,469,800

Total short-term investments (cost $8,469,800)				$8,469,800

TOTAL INVESTMENTS

Total investments (cost $596,903,707) (b)				$619,986,049

Key to holding's abbreviations

FRN Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $621,313,609.

(b) The aggregate identified cost on a tax basis is $598,206,252, resulting in gross unrealized appreciation and depreciation of $64,019,572 and $42,239,775, respectively, or net unrealized appreciation of $21,779,797.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,307 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $179,395,309 and $180,244,914, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$4,889,313	$--	$--

	Communication services	12,590,945	--	--

	Energy	--	3,125	--

	Financial	9,752,930	--	--

	Health care	8,336,447	--	--

Total common stocks		35,569,635	3,125	--

Convertible bonds and notes		--	432,560,770	--

Convertible preferred stocks		--	128,571,318	--

Corporate bonds and notes		--	11,297,875	3,296,400

Warrants		--	--	217,126

Short-term investments		8,469,800	--	--

Totals by level		$44,039,435	$572,433,088	$3,513,526

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$217,126	$--

Total	$217,126	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010